Stockholders' Equity - Regulatory Capital Requirements (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
The Company
Common Equity Tier 1 risk-based capital ratio:
Tier one common equity capital	$ 1,701,327	$ 1,690,380
Tier one common equity capital to risk weighted assets	16.67%	17.54%
Tier one common equity capital required for capital adequacy to risk weighted assets	4.50%	4.50%
Tier 1 risk-based capital ratio:
Tier one risk based capital	$ 1,701,327	$ 1,690,380
Tier one risk based capital to risk weighted assets	16.67%	17.54%
Tier one risk based capital required for capital adequacy to risk weighted assets	6.00%	6.00%
Total risk-based capital ratio:
Capital	$ 1,828,935	$ 1,807,740
Capital to risk weighted assets	17.92%	18.76%
Capital required for capital adequacy to risk weighted assets	8.00%	8.00%
Tier 1 leverage ratio:
Tier one leverage capital	$ 1,701,327	$ 1,690,380
Tier one leverage capital to average assets	11.49%	11.60%
Tier one leverage capital required for capital adequacy to average assets	4.00%	4.00%
The Bank
Common Equity Tier 1 risk-based capital ratio:
Tier one common equity capital	$ 1,668,314	$ 1,668,828
Tier one common equity capital to risk weighted assets	16.35%	17.32%
Tier one common equity capital required for capital adequacy to risk weighted assets	4.50%	4.50%
Tier one common equity capital required to be well capitalized to risk weighted assets	6.50%	6.50%
Tier 1 risk-based capital ratio:
Tier one risk based capital	$ 1,668,314	$ 1,668,828
Tier one risk based capital to risk weighted assets	16.35%	17.32%
Tier one risk based capital required for capital adequacy to risk weighted assets	6.00%	6.00%
Tier one risk based capital required to be well capitalized to risk weighted assets	8.00%	8.00%
Total risk-based capital ratio:
Capital	$ 1,795,929	$ 1,786,188
Capital to risk weighted assets	17.60%	18.54%
Capital required for capital adequacy to risk weighted assets	8.00%	8.00%
Capital required to be well capitalized to risk weighted assets	10.00%	10.00%
Tier 1 leverage ratio:
Tier one leverage capital	$ 1,668,314	$ 1,668,828
Tier one leverage capital to average assets	11.27%	11.45%
Tier one leverage capital required for capital adequacy to average assets	4.00%	4.00%
Tier one leverage capital required to be well capitalized to average assets	5.00%	5.00%